Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Other Current Assets
Schedule of other current assets

	December 31, 2013	March 31, 2013
	(thousands)	(thousands)
	(unaudited)
Prepaid insurance & deposits	$186	276
Land purchase option	—	500
Deferred financing fees	70	—
Other	41	395
Total other current assets	$297	$1,171

	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Prepaid insurance & rent	$276	$223
Other	389	605
SK Land Holdings Option	500	—
Total other current assets	$1,165	$828